April 5, 2006

Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, NW Washington, DC 20549

Attention: Filings – Rule 487(j)

Re:	Dreyfus Pennsylvania Municipal Money Market Fund
Registration Statement File Nos.: 811-6126; 33-35604
CIK No.: 865440

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Fund does not differ from that contained in Post Effective Amendment No. 18 to the Registration Statement, electronically filed with the Securities and Exchange Commission on January 31, 2006, pursuant to Rule 485(a).

Very truly yours, /s/ Gina Casso Gina Casso Senior Paralegal